General accounting principles - Condensed consolidated statement of cash flow (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash flow from operating activities
Net income/(loss)	$ (21,475)	$ (5,067)	$ (58,910)	$ 14,115
Accounts receivable and accrued revenues	(11,622)	(701)	(6,223)	3,259
Accounts receivable and accrued revenues	(11,622)	(701)	(6,223)	3,259
Capitalized voyage expenses	1,157	0	474	0
Accounts payable and accrued expenses	(1,407)	(2,966)	8,052	7,366
Net cash provided by/(used in) operating activities	(4,367)	$ 17,553	25,666	$ 94,418
Adjustment, IFRS 15 [Member]
Cash flow from operating activities
Net income/(loss)	(1,267)		(1,308)
Accounts receivable and accrued revenues	2,407		1,981
Accounts receivable and accrued revenues	2,407		1,981
Capitalized voyage expenses	(1,157)		(474)
Accounts payable and accrued expenses	17		(199)
Balance without adoption of IFRS 15 [Member]
Cash flow from operating activities
Net income/(loss)	(22,742)		(60,218)
Accounts receivable and accrued revenues	(9,215)		(4,242)
Accounts receivable and accrued revenues	(9,215)		(4,242)
Capitalized voyage expenses	0		0
Accounts payable and accrued expenses	(1,391)		7,853
Net cash provided by/(used in) operating activities	$ (4,367)		$ 25,666